Uncategorized Items
[dei_TradingSymbol]	BCHYX	CAYAX	CAYCX	BCHIX	BCITX	BCTIX	BCIAX	BCIYX	BCTXX	BCLTX	ALTAX	ALTCX	BCLIX
[rr_AnnualFundOperatingExpensesTableTextBlock]														 ~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column period compact * column rr_ProspectusShareClassAxis compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005667Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column period compact * column rr_ProspectusShareClassAxis compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005668Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005669Member column rr_ProspectusShareClassAxis compact cik0000717316_C000015526Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column period compact * column rr_ProspectusShareClassAxis compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005670Member row primary compact * ~
[rr_AnnualReturn2004]																		0.0673	0.0280	0.0076	0.0410
[rr_AnnualReturn2005]																		0.0680	0.0225	0.0194	0.0332
[rr_AnnualReturn2006]																		0.0578	0.0400	0.0295	0.0488
[rr_AnnualReturn2007]																		(0.0033)	0.0264	0.0322	0.0159
[rr_AnnualReturn2008]																		(0.1352)	(0.0058)	0.0192	(0.0603)
[rr_AnnualReturn2009]																		0.2043	0.0978	0.0018	0.1374
[rr_AnnualReturn2010]																		0.0429	0.0209	0.0001	0.0161
[rr_AnnualReturn2011]																		0.1102	0.1019	0.0001	0.1195
[rr_AnnualReturn2012]																		0.1109	0.0594	0.0001	0.0860
[rr_AnnualReturn2013]																		(0.0317)	(0.0131)	0.0001	(0.0221)
[rr_AverageAnnualReturnInceptionDate]	Dec. 30, 1986	Jan. 31, 2003	Jan. 31, 2003	Mar. 01, 2010	Nov. 09, 1983	Mar. 01, 2010	Mar. 01, 2010	Mar. 01, 2010		Nov. 09, 1983	Sep. 28, 2007	Sep. 28, 2007	Mar. 01, 2010									Dec. 30, 1986	Dec. 30, 1986	Nov. 09, 1983	Nov. 09, 1983	Nov. 09, 1983	Nov. 09, 1983
[rr_AverageAnnualReturnLabel]	Investor Class Return Before Taxes	A Class Return Before Taxes	C Class Return Before Taxes	Institutional Class Return Before Taxes	Investor Class Return Before Taxes	Institutional Class Return Before Taxes	A Class Return Before Taxes	C Class Return Before Taxes	Investor Class	Investor Class Return Before Taxes	A Class Return Before Taxes	C Class Return Before Taxes	Institutional Class Return Before Taxes									Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions	Barclays Municipal Bond Index (reflects no deduction for fees, expenses and taxes)	Barclays 7 Year Municipal Bond Index (reflects no deduction for fees, expenses and taxes)	Barclays Municipal Bond Index (reflects no deduction for fees, expenses and taxes)
[rr_AverageAnnualReturnSinceInception]																															0.0554	0.0416	0.0328		0.0326	0.0493
[rr_AverageAnnualReturnYear01]																		(0.0317)	(0.0131)	0.0001	(0.0221)										(0.0297)	(0.0102)	(0.0681)		(0.0318)	(0.0201)	(0.0255)	(0.0774)		(0.0403)	(0.0097)	(0.0587)		(0.0220)		(0.0255)	(0.0005)	(0.0317)	0.0034	(0.0131)	0.0015	(0.0221)
[rr_AverageAnnualReturnYear05]																		0.0844	0.0524	0.0004	0.0656												0.0531		0.0550		0.0589	0.0718		0.0739	0.0505	0.0403	[Footnote-3D2629AF6FD5F77718DBA51C99250C0C_lbl]	0.0422	[Footnote-3D2629AF6FD5F77718DBA51C99250C0C_lbl]	0.0589	0.0780	0.0844	0.0486	0.0524	0.0609	0.0656
[rr_AverageAnnualReturnYear10]																		0.0454	0.0371	0.0109	0.0399																0.0429	0.0379		0.0351	0.0437	0.0299	[Footnote-3D2629AF6FD5F77718DBA51C99250C0C_lbl]	0.0270	[Footnote-3D2629AF6FD5F77718DBA51C99250C0C_lbl]	0.0429	0.0462	0.0454	0.0369	0.0371	0.0405	0.0396
[rr_BarChartAndPerformanceTableHeading]														Fund Performance	Fund Performance	Fund Performance	Fund Performance
[rr_BarChartClosingTextBlock]
Highest Performance Quarter (3Q 2009): 12.08% Lowest Performance Quarter (4Q 2008): -9.36%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.51%.

Highest Performance Quarter (3Q 2009): 6.57% Lowest Performance Quarter (4Q 2010): -4.11%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 5.48%.

Highest Performance Quarter (3Q 2007): 0.82% Lowest Performance Quarter (1Q 2010): 0.00%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.01%.

Highest Performance Quarter (3Q 2009): 9.36% Lowest Performance Quarter (4Q 2010): -5.52%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.36%.

[rr_BarChartDoesNotReflectSalesLoads]														Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
[rr_BarChartHeading]														Calendar Year Total Returns	Calendar Year Total Returns	Calendar Year Total Returns	Calendar Year Total Returns
[rr_BarChartHighestQuarterlyReturn]																		0.1208	0.0657	0.0082	0.0936
[rr_BarChartHighestQuarterlyReturnDate]	Sep. 30, 2009				Sep. 30, 2009				Sep. 30, 2007	Sep. 30, 2009
[rr_BarChartLowestQuarterlyReturn]																		(0.0936)	(0.0411)	0.0000	(0.0552)
[rr_BarChartLowestQuarterlyReturnDate]	Dec. 31, 2008				Dec. 31, 2010				Mar. 31, 2010	Dec. 31, 2010
[rr_BarChartTableTextBlock]														 ~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005667Member column rr_ProspectusShareClassAxis compact cik0000717316_C000015521Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005668Member column rr_ProspectusShareClassAxis compact cik0000717316_C000015525Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005669Member column rr_ProspectusShareClassAxis compact cik0000717316_C000015526Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005670Member column rr_ProspectusShareClassAxis compact cik0000717316_C000015527Member row primary compact * ~
[rr_BarChartYearToDateReturn]																		0.1151	0.0548	0.0001	0.0836
[rr_BarChartYearToDateReturnDate]	Sep. 30, 2014				Sep. 30, 2014				Sep. 30, 2014	Sep. 30, 2014
[rr_DistributionAndService12b1FeesOverAssets]																		0.0000	0.0000	0.0000	0.0000										0.0000	0.0000	0.0025		0.0100	0.0000		0.0025		0.0100		0.0025		0.0100
[rr_ExpenseBreakpointDiscounts]														You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]																																																					100,000	100,000	100,000
[rr_ExpenseExampleByYearCaption]														The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
[rr_ExpenseExampleHeading]														Example	Example	Example	Example
[rr_ExpenseExampleNarrativeTextBlock]														The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
[rr_ExpenseExampleWithRedemptionTableTextBlock]														 ~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005667Member column rr_ProspectusShareClassAxis compact * row period compact * row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005668Member column rr_ProspectusShareClassAxis compact * row period compact * row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ExpenseExample column period compact * column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005669Member column rr_ProspectusShareClassAxis compact cik0000717316_C000015526Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005670Member column rr_ProspectusShareClassAxis compact * row period compact * row primary compact * ~
[rr_ExpenseExampleYear01]																																																								51	523	153	31	48	28	520	150	51	48	520	150	28
[rr_ExpenseExampleYear03]																																																								161	679	475	97	151	87	670	466	161	151	670	466	87
[rr_ExpenseExampleYear05]																																																								280	849	819	169	264	152	833	803	280	264	833	803	152
[rr_ExpenseExampleYear10]																																																								629	1,339	1,789	381	592	344	1,305	1,756	629	592	1,305	1,756	344
[rr_ExpenseHeading]														Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses
[rr_ExpenseNarrativeTextBlock]
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
																The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

[rr_ExpensesOverAssets]																		0.0050	0.0047	0.0050	0.0047										0.0030	0.0027	0.0072		0.0147	0.0027		0.0075		0.0150		0.0072		0.0147
[rr_HighestQuarterlyReturnLabel]	Highest Performance Quarter				Highest Performance Quarter				Highest Performance Quarter	Highest Performance Quarter
[rr_IndexNoDeductionForFeesExpensesTaxes]																												(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)	(reflects no deduction for fees, expenses and taxes)
[rr_LowestQuarterlyReturnLabel]	Lowest Performance Quarter				Lowest Performance Quarter				Lowest Performance Quarter	Lowest Performance Quarter
[rr_ManagementFeesOverAssets]																		0.0050	0.0047	0.0049	0.0047										0.0030	0.0027	0.0047		0.0047	0.0027		0.0050		0.0050		0.0047		0.0047
[rr_MaximumAccountFee]																																																								25	0	0	0	25	0	0	0	25	25	0	0	0
[rr_MaximumDeferredSalesChargeOverOther]																		0.0000	0.0000		0.0000										0.0000	0.0000	0.0000	[Footnote-F7D3D61E1F089CC26635A52033A0D403_lbl]	0.0100	0.0000		0.0000	[Footnote-D58FA2A557F79FA0C0AAA51414119720_lbl]	0.0100		0.0000	[Footnote-E88375C18339D7432C94A51B6FB6E7F1_lbl]	0.0100
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]																		0.0000	0.0000		0.0000										0.0000	0.0000	0.0450		0.0000	0.0000		0.0450		0.0000		0.0450		0.0000
[rr_ObjectiveHeading]														Investment Objective	Investment Objective	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]														The fund seeks high current income that is exempt from federal and California income taxes.	The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.	The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.	The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.
[rr_OperatingExpensesCaption]														Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]																		0.0000	0.0000	0.0001	0.0000										0.0000	0.0000	0.0000		0.0000	0.0000		0.0000		0.0000		0.0000		0.0000
[rr_PerformanceAvailabilityWebSiteAddress]														americancentury.com	americancentury.com	americancentury.com	americancentury.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]														The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year.	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
[rr_PerformanceNarrativeTextBlock]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

[rr_PerformancePastDoesNotIndicateFuture]														The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]
After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

[rr_PerformanceTableHeading]														Average Annual Total Returns For the calendar year ended December 31, 2013	Average Annual Total Returns For the calendar year ended December 31, 2013	Average Annual Total Returns	Average Annual Total Returns For the calendar year ended December 31, 2013
[rr_PerformanceTableNotRelevantToTaxDeferred]														Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.		Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
[rr_PerformanceTableOneClassOfAfterTaxShown]														After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.	After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.		The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
[rr_PerformanceTableTextBlock]														 ~ http://xbrl.sec.gov/rr/role/PerformanceTableData column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row period compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005667Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/PerformanceTableData column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row period compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005668Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/PerformanceTableData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember column dei_LegalEntityAxis compact cik0000717316_S000005669Member column rr_ProspectusShareClassAxis compact cik0000717316_C000015526Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/PerformanceTableData column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row period compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005670Member row primary compact * ~
[rr_PerformanceTableUsesHighestFederalRate]														After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]														Portfolio Turnover	Portfolio Turnover		Portfolio Turnover
[rr_PortfolioTurnoverRate]																																																																					0.5700	0.5200	0.46
[rr_PortfolioTurnoverTextBlock]
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

[rr_RiskHeading]														Principal Risks	Principal Risks	Principal Risks	Principal Risks
[rr_RiskLoseMoney]														Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
[rr_RiskMoneyMarketFund]																An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.
[rr_RiskNarrativeTextBlock]

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Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds.

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Below Investment-Grade Securities Risk – Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes, or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities. The fund invests a significant part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

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Interest Rate Risk – When interest rates change, the fund’s share value will be affected. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

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California Economic Risk – The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

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Municipal Securities Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities.

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Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

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Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

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Tax Risk – Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

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Below Investment-Grade Securities Risk – Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

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Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions. A period of rising interest rates may negatively affect the fund’s performance.

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California Economic Risk – The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

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Municipal Securities Risk – The fund invests primarily in municipal securities, so it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

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Loss of Tax Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

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Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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Low Interest – Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

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California Economic Risk – The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

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Municipal Securities Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

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Interest Rate, Credit and Liquidity Risks – Even though the fund’s investments are designed to minimize credit, interest rate and liquidity risk, the fund is still subject to some degree of risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. Liquidity risk means that during periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price to meet redemptions. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the fund’s performance and the liquidity of the fund’s investments.

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Loss of Tax Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer.

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Principal Loss – An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Below Investment-Grade Securities Risk – Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

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Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because this fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes, and a period of rising interest rates may negatively affect the fund’s performance.

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California Economic Risk – The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

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Municipal Securities Risk – The fund invests primarily in municipal securities and will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

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Loss of Tax Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer.

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Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[rr_RiskNondiversifiedStatus]														Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.
[rr_RiskNotInsuredDepositoryInstitution]														An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[rr_RiskReturnHeading]														California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund	California Tax-Free Money Market Fund	California Long-Term Tax-Free Fund
[rr_ShareholderFeesCaption]														Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]														 ~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column rr_ProspectusShareClassAxis compact * row period compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005667Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column rr_ProspectusShareClassAxis compact * row period compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005668Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column period compact * row primary compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005669Member row rr_ProspectusShareClassAxis compact cik0000717316_C000015526Member ~ 	 ~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column rr_ProspectusShareClassAxis compact * row period compact * row dei_DocumentInformationDocumentAxis compact cik0000717316_AmericanCenturyCaliforniaTax-FreeandMunicipalFundsMember row dei_LegalEntityAxis compact cik0000717316_S000005670Member row primary compact * ~
[rr_StrategyHeading]														Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]
The fund invests in California municipal and other debt securities with an emphasis on high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with income payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories usually issue these securities for public projects, such as schools, roads, and water and sewer systems. Some of these investments are not necessarily exempt from the federal alternative minimum tax.
The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy securities that are rated below investment-grade (BB and below), including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.
The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.
Although the fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities that have interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, issue these securities.
The fund’s weighted average maturity will be not less than three years nor more than ten years. However, there is no maturity limit on individual securities.
Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below), also known as junk bonds. The fund also may invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

The fund is a money market fund and invests in municipal money market securities. Under normal market conditions, the portfolio managers invest in high-quality, very short-term debt securities issued by cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, at least 80% of which have interest payments exempt from federal and California income taxes. A high-quality debt security is one that has been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable credit quality.
Some of the securities in which the fund invests are guaranteed by certain U.S. government agencies or instrumentalities such as the Federal Home Loan Bank (FHLB), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). Such securities are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

The portfolio managers primarily buy investment-grade debt securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities. The fund will typically invest in California municipal securities with maturities of seven or more years. Under normal market conditions, the fund will maintain a weighted average maturity of ten or more years.
Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below), also known as junk bonds. The fund may also invest in securities which, while not rated, are determined by the investment advisor to be of comparable credit quality to those rated below investment-grade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

[rr_YearToDateReturnLabel]	Investor Class year-to-date return				Investor Class year-to-date return				Investor Class year-to-date return	Investor Class year-to-date return